CREDIT FACILITY (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Part	Apr. 28, 2022 USD ($)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of parts of credit facility | Part	2
Term of credit facility	5 years
Term facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 100	$ 100
Number of equal quarterly instalments | Part	18
Revolving facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50	$ 50
Maximum borrowing capacity	$ 75
Term of credit facility	3 years
Extension term of debt	1 year